Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Issued March 23, 2017 [Member]	Issued March 20, 2018 [Member]	Common Stock [Member]	Common Stock [Member] Issued March 23, 2017 [Member]	Common Stock [Member] Issued March 20, 2018 [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]
Beginning Balance at Dec. 31, 2015	$ 910,091			$ 554			$ 586,451	$ (465)	$ 323,551
Beginning Balance, (in shares) at Dec. 31, 2015				55,363,467
Restricted shares issued, (in shares)					72,620
Net income	44,638								44,638
Foreign currency translation	178							178
Share-based compensation plan	1,573						1,573
Ending Balance at Dec. 31, 2016	956,480			$ 554			588,024	(287)	368,189
Ending Balance, (in shares) at Dec. 31, 2016				55,436,087
Restricted shares issued		$ 1			$ 1
Restricted shares issued, (in shares)					93,675
Net income	5,310								5,310
Foreign currency translation	10							10
Share-based compensation plan	1,412						1,412
Ending Balance at Dec. 31, 2017	$ 963,213			$ 555			589,436	(277)	373,499
Ending Balance, (in shares) at Dec. 31, 2017	55,529,762			55,529,762
Adjustment to equity for the adoption of the new revenue standard	$ (3,352)								(3,352)
Forfeited shares - 2013 long-term equity incentive plan	18,506			(3,673)
Restricted shares issued			$ 2			$ 2
Restricted shares issued, (in shares)						131,542
Net income	$ (5,739)								(5,739)
Foreign currency translation	(86)							(86)
Share-based compensation plan	1,072						1,072
Ending Balance at Dec. 31, 2018	$ 955,110			$ 557			$ 590,508	$ (363)	$ 364,408
Ending Balance, (in shares) at Dec. 31, 2018	55,657,631			55,657,631